Grizzle Growth ETF

Schedule of Investments

as of April 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Advertising - 1.0%
The Trade Desk, Inc. - Class A(a)	1,537	$127,341

Chemicals - 1.1%
Arcadium Lithium PLC(a)	32,454	142,798

Commercial Services - 1.9%
Cipher Mining, Inc.(a)	22,369	83,213
DMG Blockchain Solutions, Inc.(a)	347,608	115,123
Hive Digital Technologies Ltd.(a)	18,405	46,754
		245,090

Computers - 2.2%
Apple, Inc.	1,620	275,935

Diversified Financial Services - 1.3%
Bit Digital, Inc.(a)	23,340	47,497
Visa, Inc. - Class A	464	124,635
		172,132

Internet - 20.9%
Airbnb, Inc. - Class A(a)	3,623	574,499
Alphabet, Inc. - Class A	5,079	826,759
Amazon.com, Inc.(a)	2,346	410,550
Meta Platforms, Inc. - Class A	1,411	606,970
Palo Alto Networks, Inc.(a)	209	60,796
Robinhood Markets, Inc. - Class A(a)	11,632	191,812
		2,671,386

Investment Companies - 1.5%
Galaxy Digital Holdings Ltd.(a)	18,046	158,938
Kobo Resources, Inc.(a)	100,215	28,448
		187,386

Machinery - Construction & Mining - 1.9%
Vertiv Holdings Co. - Class A	2,678	249,054

Mining - 14.5%
Amerigo Resources Ltd.	464,380	584,764
Anfield Energy, Inc.(a)	1,236,964	67,527
Canada Nickel Co., Inc.(a)	59,357	62,647
Cerrado Gold, Inc.(a)	174,373	20,942
Dolly Varden Silver Corp.(a)	66,781	44,234
Encore Energy Corp.(a)	26,326	116,098
Filo Corp.(a)	3,779	67,859
Hot Chili Ltd.(a)	651,151	521,357
Laramide Resources Ltd.(a)	401,033	210,171
Taseko Mines Ltd.(a)	26,694	66,062
West Red Lake Gold Mines Ltd.(a)	149,559	87,089
		1,848,750

Oil & Gas - 5.0%
Civitas Resources, Inc.	3,198	230,128
Range Resources Corp.	7,518	269,971
Tourmaline Oil Corp.	2,822	138,199
		638,298

Pharmaceuticals - 0.8%
Compass Pathways PLC - ADR(a)	11,502	98,572

Semiconductors - 34.4%(b)
Advanced Micro Devices, Inc.(a)	4,953	784,456
Applied Materials, Inc.	724	143,823
ASML Holding NV - NYRS	639	557,508
NVIDIA Corp.	2,852	2,464,185
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,782	382,080
Wolfspeed, Inc.(a)	2,011	54,357
		4,386,409

Software - 12.6%
Microsoft Corp.	3,767	1,466,606
Twilio, Inc. - Class A(a)	2,323	139,101
		1,605,707
TOTAL COMMON STOCKS (Cost $10,741,518)		12,648,858

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 5.23%(c)	123,859	123,859
TOTAL SHORT-TERM INVESTMENTS (Cost $123,859)		123,859

TOTAL INVESTMENTS - 100.1% (Cost $10,865,377)		$12,772,717
Liabilities in Excess of Other Assets - (0.1)%		(6,561)
TOTAL NET ASSETS - 100.0%		$12,766,156

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
NYRS – New York Registry Shares
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

Grizzle Growth ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$12,648,858	$—	$—	$12,648,858
Money Market Funds	123,859	—	—	123,859
Total Assets	$12,772,717	$—	$—	$12,772,717

(a)   Refer to the Schedule of Investments for industry classifications.